Cover	Aug. 11, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	HEXION INC.
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-71
Entity Tax Identification Number	13-0511250
Entity Address, Address Line One	180 East Broad St.,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-3799
City Area Code	614
Local Phone Number	225-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000013239
Amendment Flag	false
Entity Emerging Growth Company	false